Other long-term liabilities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition Contingent Consideration At Fair Value One	$ 427	$ 442
Business Acquisition Contingent Consideration Number of Employees	2
Business Acquisition Contingent Consideration Compensation at Fair Value	$ 451	$ 414